Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Summary of revenue from transfer of goods and services

The Company derives revenue from the transfer of goods and services over time and at a point in time in the following categories:

	Years ended December 31,
	2022	2021	2020
	$	$	$
License fees	1,704	1,670	911
Development services	3,617	3,337	—
Product sales	57	—	2,370
Royalties	101	68	67
Supply chain	161	185	304
	5,640	5,260	3,652

Summary of deferred revenue

The Company has recognized the following deferred revenue balances related to contracts with customers:

	December 31, 2022
	Current	Non-Current	Total
	$	$	$
Novo Nordisk Health Care	2,914	—	2,914
Consilient Healthcare Limited	35	1,556	1,591
NK Meditech Limited	—	128	128
	2,949	1,684	4,633

	December 31, 2021
	Current	Non-Current	Total
	$	$	$
Novo Nordisk Health Care	4,791	23	4,814
Consilient Healthcare Limited	24	1,334	1,358
NK Meditech Limited	—	136	136
	4,815	1,493	6,308